Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
Brera Holdings. PLC [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	United States dollar (“US$”)
Brera Milano S.r.l. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	Euro (“EUR”)
Brera FC [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	Euro (“EUR”)
Fudbalski Klub Akademija Pandev [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	Macedonian Denar
UYBA Volley S.s.d.a.r.l. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	Euro (“EUR”)
Tiverija Brera AD Strumica [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	Macedonian Denar
SS Juve Stabia SpA [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	Euro (“EUR”)
Solmate USA Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Functional Currency	United States dollar (“US$”)